Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Deferred tax assets	€ 28	€ 8
Deferred tax liabilities	€ 8	€ 5